Operating profit/(loss)	12 Months Ended
Jun. 30, 2024
Operating Profitloss
Operating profit/(loss)

7. Operating profit/(loss)

Operating profit/(loss) from continuing operations is stated after charging/(crediting):

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Amortization of intangible assets	384	831	850
Depreciation of property, plant and equipment	746	750	770
Auditors’ remuneration - audit fees	267	193	177
Auditors’ remuneration - tax services	-	8	12
Directors’ emoluments	742	719	693
(Gain)/loss on disposal of assets	(89)	(30)	13